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                                            File No. 333-28679, 811-05626
                                            Filed under Rule 497(e)

ING VARIABLE ANNUITIES
GOLDEN AMERICAN LIFE INSURANCE COMPANY

                 SUPPLEMENT DATED DECEMBER 31, 1999
  TO THE PROSPECTUSES DATED MAY 1, 1999, AS AMENDED JUNE 30, 1999, SEPTEMBER 30, 1999 AND DECEMBER 10, 1999 FOR THE DEFERRED COMBINATION
  VARIABLE AND FIXED ANNUITY CONTRACTS (THE "GOLDENSELECT ACCESS/R/ PROSPECTUS," "GOLDENSELECT/R/ DVA PROSPECTUS," "GOLDENSELECT/R/ DVA
   PLUS PROSPECTUS," "GOLDENSELECT/R/ DVA SERIES 100 PROSPECTUS"),
                                 AND
 TO THE PROSPECTUS DATED MAY 1, 1999, AS AMENDED JUNE 30, 1999, JULY 21, 1999, SEPTEMBER 30, 1999 AND DECEMBER 10, 1999 FOR THE DEFERRED
        COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS (THE "GOLDENSELECT ES II/R/ PROSPECTUS" AND "GOLDENSELECT PREMIUM
	                     PLUS/R/ PROSPECTUS"),
                                 AND
  TO THE PROSPECTUSES DATED MAY 1, 1999, AS AMENDED JUNE 30, 1999, SEPTEMBER 30, 1999 AND DECEMBER 10, 1999 FOR THE FLEXIBLE PREMIUM
VARIABLE LIFE INSURANCE POLICIES (THE "GOLDENSELECT/R/ GENESIS I AND
 GOLDENSELECT/R/ GENESIS FLEX PROSPECTUS") ISSUED BY GOLDEN AMERICAN
                       LIFE INSURANCE COMPANY

On December 23, 1999, Golden American Life Insurance Company, together with our separate accounts invested in The GCG Trust, filed amended and restated applications (the "Applications") with the Securities and Exchange Commission (the "SEC"). We are pleased to notify you that we expect the SEC to issue an order, on or about January 25, 2000, granting the relief requested by the Applications. The orders will permit separate accounts investing in the All Growth Series and the Growth Opportunities Series to substitute shares of Mid-Cap Growth Series. We will then close the sub-accounts investing in the All Growth Series and the Growth Opportunities Series, and combine them with the sub-accounts investing in the Mid-Cap Growth Series. THE SUBSTITUTION WILL BE EFFECTED AT NO COST TO CONTRACTOWNERS. The substitution of the Series is expected to take place after the close of business on January 29, 2000, or as soon thereafter as is administratively feasible. Affected contractowners will receive confirmations after the substitution has taken place.

Until we implement this Substitution, you may freely reallocate your account value from the All-Growth Series or the Growth Opportunities Series to any other currently available investment option free of reallocation charges and without it being counted as a reallocation.

For thirty days after we have implemented this Substitution, you may reallocate your account value from the Mid-Cap Growth Series to any other currently available investment option free of reallocation charges and without it being counted as a reallocation.

If you have any questions regarding the substitution, please contact Customer Service at 800-366-0066.

This supplement should be retained with your Prospectus for your variable annuity contract.

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